FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04894
                                                     ---------

                             FRANKLIN MANAGED TRUST
                             ----------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 650 312-2000
                                                            ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period: 12/31/07
                          --------



Item 1. Schedule of Investments.


Franklin Managed Trust

QUARTERLY STATEMENT OF INVESTMENTS
DECEMBER 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Franklin Rising Dividends Fund ............................................    3

Notes to Statement of Investments .........................................    5

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                        FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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Franklin Managed Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------
    FRANKLIN RISING DIVIDENDS FUND                                                   SHARES         VALUE
---------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 98.5%
    BANKS 9.4%
    Fannie Mae ................................................................      139,000   $     5,557,220
    Freddie Mac ...............................................................    2,298,900        78,323,523
    Peoples Bancorp Inc. ......................................................      262,768         6,540,296
    PNC Financial Services Group Inc. .........................................      209,815        13,774,355
    SunTrust Banks Inc. .......................................................      672,005        41,993,592
    TrustCo Bank Corp. NY .....................................................      678,121         6,726,960
    U.S. Bancorp ..............................................................    2,529,303        80,280,077
    Washington Mutual Inc. ....................................................    1,399,550        19,047,876
                                                                                               ----------------
                                                                                                   252,243,899
                                                                                               ----------------
    CAPITAL GOODS 29.9%
    Brady Corp., A ............................................................    2,870,155       100,713,739
    Carlisle Cos. Inc. ........................................................    3,005,000       111,275,150
    Donaldson Co. Inc. ........................................................      326,100        15,124,518
    Dover Corp. ...............................................................    2,532,300       116,713,707
    General Electric Co. ......................................................    3,492,900       129,481,803
    Graco Inc. ................................................................      700,171        26,088,372
    Nordson Corp. .............................................................      345,449        20,022,224
    Roper Industries Inc. .....................................................    2,020,300       126,349,562
    Teleflex Inc. .............................................................      445,141        28,048,334
    United Technologies Corp. .................................................    1,713,500       131,151,290
                                                                                               ----------------
                                                                                                   804,968,699
                                                                                               ----------------
    COMMERCIAL SERVICES & SUPPLIES 2.2%
    ABM Industries Inc. .......................................................      818,050        16,680,039
    Cintas Corp. ..............................................................    1,233,200        41,460,184
    Superior Uniform Group Inc. ...............................................      224,200         2,185,950
                                                                                               ----------------
                                                                                                    60,326,173
                                                                                               ----------------
    CONSUMER DURABLES & APPAREL 1.8%
    Leggett & Platt Inc. ......................................................    2,192,000        38,228,480
  a Russ Berrie and Co. Inc. ..................................................      684,019        11,190,551
                                                                                               ----------------
                                                                                                    49,419,031
                                                                                               ----------------
    DIVERSIFIED FINANCIALS 4.4%
    State Street Corp. ........................................................    1,472,200       119,542,640
                                                                                               ----------------
    FOOD & STAPLES RETAILING 4.4%
    Wal-Mart Stores Inc. ......................................................    2,481,500       117,945,695
                                                                                               ----------------
    FOOD, BEVERAGE & TOBACCO 1.1%
    McCormick & Co. Inc. ......................................................      749,900        28,428,709
                                                                                               ----------------
    HEALTH CARE EQUIPMENT & SERVICES 8.1%
    Becton Dickinson and Co. ..................................................      674,800        56,399,784
    Hillenbrand Industries Inc. ...............................................    1,613,500        89,920,355
  b West Pharmaceutical Services Inc. .........................................    1,775,200        72,055,368
                                                                                               ----------------
                                                                                                   218,375,507
                                                                                               ----------------
    HOUSEHOLD & PERSONAL PRODUCTS 6.0%
    Alberto-Culver Co. ........................................................    1,320,050        32,394,027
    The Procter & Gamble Co. ..................................................    1,778,700       130,592,154
                                                                                               ----------------
                                                                                                   162,986,181
                                                                                               ----------------


                                          Quarterly Statement of Investments | 3

Franklin Managed Trust

---------------------------------------------------------------------------------------------------------------
    FRANKLIN RISING DIVIDENDS FUND                                                  SHARES          VALUE
---------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    INSURANCE 15.8%
    AFLAC Inc. ................................................................    1,595,000   $    99,894,850
    American International Group Inc. .........................................    1,847,277       107,696,249
    Arthur J. Gallagher & Co. .................................................      902,000        21,819,380
    Erie Indemnity Co., A .....................................................    1,652,782        85,762,858
    Mercury General Corp. .....................................................      350,619        17,464,332
    Old Republic International Corp. ..........................................    4,453,250        68,624,583
    RLI Corp. .................................................................      443,283        25,174,042
                                                                                               ----------------
                                                                                                   426,436,294
                                                                                               ----------------
    MATERIALS 9.4%
    Bemis Co. Inc. ............................................................    1,491,989        40,850,659
    Nucor Corp. ...............................................................    1,385,300        82,037,466
    Praxair Inc. ..............................................................    1,464,500       129,915,795
                                                                                               ----------------
                                                                                                   252,803,920
                                                                                               ----------------
    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2.9%
    Pfizer Inc. ...............................................................    3,462,600        78,704,898
                                                                                               ----------------
    RETAILING 3.0%
    Family Dollar Stores Inc. .................................................    3,956,000        76,073,880
  a Sally Beauty Holdings Inc. ................................................      622,050         5,629,552
                                                                                               ----------------
                                                                                                    81,703,432
                                                                                               ----------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
    Cohu Inc. .................................................................       94,200         1,441,260
                                                                                               ----------------
    TOTAL COMMON STOCKS (COST $2,096,987,471) .................................                  2,655,326,338
                                                                                               ----------------
    SHORT TERM INVESTMENT (COST $41,755,617) 1.5%
    MONEY MARKET FUND (COST $41,755,617) 1.5%
  c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.58% ......   41,755,617        41,755,617
                                                                                               ----------------
    TOTAL INVESTMENTS (COST $2,138,743,088) 100.0% ............................                  2,697,081,955
    OTHER ASSETS, LESS LIABILITIES 0.0% d .....................................                       (834,828)
                                                                                               ----------------
    NET ASSETS 100.0% .........................................................                $ 2,696,247,127
                                                                                               ================

a Non-income producing for the twelve months ended December 31, 2007.

b See Note 4 regarding holdings of 5% voting securities.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

d Rounds to less than 0.1% of net assets.


4 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin Managed Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of one fund, the Franklin Rising Dividends Fund (Fund).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At December 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ........................................    $ 2,139,448,504
                                                                ================

Unrealized appreciation ....................................    $   736,931,034
Unrealized depreciation ....................................       (179,297,583)
                                                                ----------------
Net unrealized appreciation (depreciation) .................    $   557,633,451
                                                                ================


                                          Quarterly Statement of Investments | 5

Franklin Managed Trust

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the three months ended December 31, 2007, were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                  NUMBER OF SHARES                            NUMBER OF                                   REALIZED
                                 HELD AT BEGINNING    GROSS      GROSS     SHARES HELD AT    VALUE AT      INVESTMENT     CAPITAL
NAME OF ISSUER                        OF YEAR       ADDITIONS  REDUCTIONS   END OF PERIOD  END OF PERIOD     INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
West Pharmaceutical
   Services Inc. ..............          1,775,200         --          --       1,775,200  $  72,055,368  $    248,528  $        --
                                                                                           =========================================
TOTAL AFFILIATED SECURITIES (2.67% of Net Assets)

5. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


6 | Quarterly Statement of Investments


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN MANAGED TRUST

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  February 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  February 27, 2008










                                Exhibit A




I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN MANAGED TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

02/27/08


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Executive Officer - Finance and Administration














I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN MANAGED TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

02/27/08


/s/ LAURA F. FERGERSON

Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer